Share-Based Payments - Summary of Share Based Payment Performance Condition (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Absolute Total Shareholder Return ("TSR") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compounded annual growth rate index trading days	60 trading days